RELATED PARTY BALANCES AND TRANSACTIONS (Details)	12 Months Ended
Dec. 31, 2013
Mr. Wang Song
Related party balances and transactions
Relationship with the Company	The Co-Founder and Director of the Company
Ms. Kou Xiaohong
Related party balances and transactions
Relationship with the Company	The Co-Founder and Director of the Company
Blue I.T. Technologies Limited ("Blue IT")
Related party balances and transactions
Relationship with the Company	A company 100% owned by Ms. Kou Xiaohong
Harvest Century International Ltd. ("HCI")
Related party balances and transactions
Relationship with the Company	A company 100% owned by Ms. Kou Xiaohong
Xuntong Tianxia Limited ("Xuntong")
Related party balances and transactions
Relationship with the Company	A company under the significant influence of a senior management of the Company
Jiuzhou Changxiang Technologies (Beijing) Limited ("Jiuzhou Changxiang")
Related party balances and transactions
Relationship with the Company	A company under the significant influence of a senior management of the Company